TAX EXPENSES - Schedule of tax expenses Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
TAXES ON INCOME
Loss carryforward	$ 103
UK
TAXES ON INCOME
Corporate tax rate	19.00%	25.00%
Israel
TAXES ON INCOME
Corporate tax rate	23.00%	23.00%